Debt and Interest Expense - Interest Expense Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Debt Instrument Line Items
Interest Expense	$ 30,345	[1],[2]	$ 18,794	[1],[2]	$ 9,955	[1],[2]
Third Parties [Member]
Debt Instrument Line Items
Interest expense on long-term debt	20,533		8,530		304
Amortization of debt issuance costs and commitment fees Credit facility commitment fees	5,297	[3]	3,340	[3]	555	[3]
Capitalized interest	(420)
Interest Expense	25,410		11,870		859
Affiliated Entity Member
Debt Instrument Line Items
Interest expense on note payable to Anadarko	4,935		6,828		8,953
Amortization of debt issuance costs and commitment fees Credit facility commitment fees			96		143
Interest Expense	$ 4,935	[4]	$ 6,924	[4]	$ 9,096	[4]

[1]	Financial information for the year ended December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information for the years ended December 31, 2010 and 2009, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[2]	Includes affiliate (as defined in Note 1) interest expense of $4.9 million, $6.9 million and $9.1 million for years ended December 31, 2011, 2010 and 2009, respectively. See Note 10.
[3]	For the year ended December 31, 2011, includes $0.5 million of amortization of the original issue discount and underwriters’ fees related to the Notes.
[4]	Represents interest expense recognized on the note payable to Anadarko.